Franklin Global Trust
Consolidated Statement of Investments (unaudited), October 31, 2020
Franklin Emerging Market Debt Opportunities Fund
See Notes to Statements of Investments. Quaterly Statement of Investments

0
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Diversified Financial Services 0.0%
a,b,c,d
Astana Finance JSC, GDR, 144A ......................... Kazakhstan 193,625 $ —
b
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 55,882,058 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 5,561,052 —
—
Total Common Stocks (Cost $433,378) .........................................
—
Warrants
Warrants 2.6%
Diversified Financial Services 2.6%
a,b,d,e
Central Bank of Nigeria, Reg S, 11/15/20 .................... Nigeria 48,500 —
b,d,f
Ukraine Government, VRI, GDP Linked Security, Senior Bond, Reg
S, 5/31/40 ......................................... Ukraine 2,000,000 1,738,860
a,b,c,e
Venezuela Government, Oil Value Recovery, 4/15/20 ........... Venezuela 925,920 1,044,168
2,783,028
Total Warrants (Cost $26,788,916) .............................................
2,783,028
Units
Private Limited Partnership Funds 0.0%
Capital Markets 0.0%
a,b,c,e,g
Global Distressed Alpha Fund III LP ....................... United States 4,424,861 —
Total Private Limited Partnership Funds (Cost $4,600,000) .......................
—
Principal
Amount
*
Quasi-Sovereign Bonds 9.2%
Banks 4.8%
d
Development Bank of Kazakhstan JSC , Senior Note , Reg S, 9.5% ,
12/14/20 .......................................... Kazakhstan 600,000,000 KZT 1,397,267
d
Development Bank of the Republic of Belarus JSC , Senior Note ,
144A, 12% , 5/15/22 .................................. Belarus 8,900,000 BYN 3,590,937
4,988,204
Diversified Financial Services 0.0%
†
a,c,d
Astana Finance JSC , Secured Note , 144A, 0% , 12/22/24 ....... Kazakhstan 136,566 1,366
a,c,d,h,i
Sphynx Capital Markets PCC (National Investment Bank of Ghana) ,
PTN , Secured Note , Reg S, Zero Cpn ., 2/05/09 ............. Ghana 8,000,000 —
1,366
Municipal Bonds 2.7%
d
Provincia del Chubut Argentina , 144A, 7.75% , 7/26/26 .......... Argentina 5,462,500 2,799,531
Oil, Gas & Consumable Fuels 0.8%
d
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. Venezuela 1,000,000 842,500
Wireless Telecommunication Services 0.9%
d
Telecommunications Services of Trinidad & Tobago Ltd. , Senior
Secured Note , 144A, 8.875% , 10/18/29 ...................
Trinidad and
Tobago 970,000 966,362
Total Quasi-Sovereign Bonds (Cost $15,391,605) ................................
9,597,963

Franklin Global Trust
Consolidated Statement of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quaterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds 10.3%
Banks 1.3%
d
Akbank T.A.S. , Sub. Bond , 144A, 6.797% to 4/27/23, FRN thereafter ,
4/27/28 ........................................... Turkey 1,500,000 $ 1,335,402
Capital Markets 0.9%
d
Georgia Capital JSC , Senior Note , 144A, 6.125% , 3/09/24 ....... Georgia 1,000,000 980,000
Construction & Engineering 1.0%
d
IHS Netherlands Holdco BV , Senior Note , 144A, 8% , 9/18/27 ..... Nigeria 1,000,000 1,022,500
Food Products 3.7%
d
Frigorifico Concepcion SA , Senior Secured Note , 144A, 10.25% ,
1/29/25 ........................................... Paraguay 4,000,000 3,900,000
Multiline Retail 0.0%
†
a,d,j
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 4,562,870 —
a,d,j
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 1,331,810 6,659
6,659
Oil, Gas & Consumable Fuels 3.4%
d
Indika Energy Capital IV Pte. Ltd. , Senior Secured Note , 144A,
8.25% , 10/22/25 ..................................... Indonesia 1,050,000 1,049,669
d
Medco Oak Tree Pte. Ltd. , Senior Secured Note , 144A, 7.375% ,
5/14/26 ........................................... Indonesia 1,918,000 1,864,857
d
Tullow Oil plc , Senior Note , 144A, 7% , 3/01/25 ............... Ghana 1,202,000 634,055
3,548,581
Total Corporate Bonds (Cost $17,430,382) ......................................
10,793,142
Loan Participations and Assignments 3.4%
d,k
Alfa Bank AO Via Alfa Bond Issuance plc, Sub. Bond, 144A, FRN,
5.95%, (5-year CMT T-Note + 4.546%), 4/15/30 ............. Russia 2,100,000 2,078,244
a,c,e,j,l
Global Distressed Alpha Fund III LP, PIK, 12%, Perpetual ....... United States 689,379 367,886
a,c,d,h
NK Debt Corp. (The) ,
144A, Zero Cpn ., 3/12/20 .............................. North Korea 4,250,000 DEM —
Reg S, Zero Cpn ., 3/12/20 ............................. North Korea 2,000,000 CHF —
Reg S, Zero Cpn ., 3/12/20 ............................. North Korea 18,000,000 DEM —
d
State Savings Bank of Ukraine Via SSB #1 plc, Senior Note, 144A,
9.625%, 3/20/25 ..................................... Ukraine 1,125,000 1,152,934
Total Loan Participations and Assignments (Cost $7,104,522) ....................
3,599,064
Foreign Government and Agency Securities 67.7%
d
Angola Government Bond , 144A, 8% , 11/26/29 ............... Angola 3,500,000 2,716,423
Argentina Government Bond ,
Senior Note, 1%, 7/09/29 .............................. Argentina 150,490 62,153
Senior Note, 0.125%, 7/09/30 ........................... Argentina 1,370,020 502,797
Senior Bond, 0.125%, 7/09/35 .......................... Argentina 2,509,979 825,783

Franklin Global Trust
Consolidated Statement of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Statements of Investments. Quaterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
d
Armenia Government Bond , Senior Note , 144A, 7.15% , 3/26/25 .. Armenia 1,000,000 $ 1,079,210
d
Asian Infrastructure Investment Bank (The) , Senior Note , Reg S,
16% , 9/14/21 ....................................... Supranational
m
17,000,000 TRY 1,977,608
Banque Centrale de Tunisie International Bond , Senior Bond , 4.2% ,
3/17/31 ........................................... Tunisia 420,000,000 JPY 2,683,820
d
Banque Ouest Africaine de Developpement , Senior Bond , 144A,
4.7% , 10/22/31 ..................................... Supranational
m
1,100,000 1,157,277
d
Belarus Government Bond , Senior Note , 144A, 6.875% , 2/28/23 .. Belarus 1,500,000 1,487,287
d
Cameroon Government Bond , 144A, 9.5% , 11/19/25 ........... Cameroon 1,200,000 1,262,213
Colombia Government Bond , 3% , 1/30/30 ...................
Colombia 2,200,000 2,248,125
d
Dominican Republic Government Bond , Senior Note , 144A, 8.9% ,
2/15/23 ...........................................
Dominican
Republic 80,000,000 DOP 1,384,586
d
Egypt Government Bond , Senior Bond , 144A, 7.625% , 5/29/32 ... Egypt 1,800,000 1,827,720
d
El Salvador Government Bond , Senior Bond , Reg S, 7.65% , 6/15/35 El Salvador 3,450,000 2,754,859
d
Gabon Government Bond ,
Senior Bond, 144A, 6.95%, 6/16/25 ...................... Gabon 2,400,000 2,272,013
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 300,000 268,737
Ghana Government Bond , 18.25% , 7/25/22 ..................
Ghana 11,000,000 GHS 1,897,879
d
Grenada Government Bond ,
144A, 7%, 5/12/30 ................................... Grenada 5,638,306 4,087,772
Reg S, 7%, 5/12/30 .................................. Grenada 1,221,778 885,789
d
Honduras Government Bond , 144A, 5.625% , 6/24/30 .......... Honduras 1,000,000 1,107,500
d
Indonesia Government Bond , Reg S, 4.35% , 1/08/27 ........... Indonesia 2,000,000 2,292,270
Inter-American Development Bank , GDP Linked Security , Senior
Note , 7.875% , 3/14/23 ................................ Supranational
m
30,000,000,000 IDR 2,190,872
International Finance Corp. , 7.5% , 10/29/21 .................
Supranational
m
3,900,000 GEL 1,205,659
d
Iraq Government Bond , Reg S, 5.8% , 1/15/28 ................ Iraq 5,390,625 4,663,149
Jamaica Government Bond , Senior Bond , 7.875% , 7/28/45 ......
Bermuda 850,000 1,113,500
d
Jordan Government Bond , 144A, 5.85% , 7/07/30 ............. Jordan 1,600,000 1,614,745
Mexican Bonos , M 20 , Senior Bond , 8.5% , 5/31/29 ............
Mexico 72,780,900 MXN 4,006,061
Mexico Government Bond , Senior Note , 3.75% , 1/11/28 ........
Mexico 1,500,000 1,626,248
d
Mozambique Government Bond , 144A, 5% to 9/15/23, 9% thereafter ,
9/15/31 ........................................... Mozambique 1,400,000 1,171,618
d
Russia Government Bond , Senior Note , Reg S, 4.875% , 9/16/23 .. Russia 2,000,000 2,193,400
South Africa Government Bond ,
Senior Bond, 4.3%, 10/12/28 ........................... South Africa 1,200,000 1,168,500
Senior Bond, 7%, 2/28/31 ............................. South Africa 91,600,000 ZAR 4,611,012
d
Southern Gas Corridor CJSC , Senior Note , 144A, 6.875% , 3/24/26 Azerbaijan 1,000,000 1,142,447
d
Sri Lanka Government Bond ,
Senior Note, 144A, 5.75%, 4/18/23 ....................... Sri Lanka 200,000 115,000
Senior Note, 144A, 6.85%, 3/14/24 ....................... Sri Lanka 200,000 112,992
d
Suriname Government Bond ,
Senior Bond, 144A, 9.25%, 10/26/26 ..................... Suriname 2,750,000 1,471,250
k
144A, FRN, 12.875%, 12/30/23 ......................... Suriname 1,400,000 773,500
Turkey Government Bond ,
3.25%, 3/23/23 ..................................... Turkey 1,200,000 1,135,186
4.875%, 4/16/43 ..................................... Turkey 2,200,000 1,612,875
n
Uruguay Government Bond , Index Linked, Senior Bond , 3.7% ,
6/26/37 ........................................... Uruguay 157,016,251 UYU 4,082,423
Total Foreign Government and Agency Securities (Cost $80,114,359) ..............
70,792,258
Total Long Term Investments (Cost $151,863,162) ...............................
97,565,455
a

Franklin Global Trust
Consolidated Statement of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quaterly Statement of Investments See Notes to Statements of Investments.

Short Term Investments 4.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 2.1%
o
Egypt Treasury Bill ,
8/03/21 ........................................... Egypt 12,000,000 EGP $ 697,789
8/17/21 ........................................... Egypt 14,000,000 EGP 808,052
8/31/21 ........................................... Egypt 12,700,000 EGP 731,621
2,237,462
Total Foreign Government and Agency Securities (Cost $2,216,296) ...............
2,237,462
Shares
a
Money Market Funds 2.4%
p,q
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 2,494,578 2,494,578
Total Money Market Funds (Cost $2,494,578) ...................................
2,494,578
Total Short Term Investments (Cost $4,710,874 ) .................................
4,732,040
a
Total Investments (Cost $156,574,036) 97.7% ...................................
$102,297,495
Other Assets, less Liabilities 2.3% .............................................
2,352,766
Net Assets 100.0% ...........................................................
$104,650,261
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Non-income producing.
c
See Note 6 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2020, the aggregate value of these securities was $65,180,508, representing 62.3% of net assets.
e
The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 8.
f
The principal represents the notional amount. See Note 3 regarding value recovery instruments.
g
The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
h
Defaulted security or security for which income has been deemed uncollectible.
i
Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
j
Income may be received in additional securities and/or cash.
k
The coupon rate shown represents the rate at period end.
l
Perpetual security with no stated maturity date.
m
A supranational organization is an entity formed by two or more central governments through international treaties.
n
Principal amount of security is adjusted for inflation.
o
The security was issued on a discount basis with no stated coupon rate.
p
See Note 7 regarding investments in affiliated management investment companies.
q
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Consolidated Statement of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Statements of Investments. Quaterly Statement of Investments

At October 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3.
See Abbreviation on page 19 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... RBCCM Sell 290,000,000 2,734,044 12/09/20 $ — $ (36,949)
Total Forward Exchange Contracts ................................................... — $(36,949)
Net unrealized appreciation (depreciation) ............................................ $(36,949)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Global Trust
Statement of Investments (unaudited), October 31, 2020
Franklin International Small Cap Fund
Quaterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.4%
Air Freight & Logistics 3.4%
Mainfreight Ltd. ....................................... New Zealand 82,228 $ 2,932,004
Capital Markets 4.5%
a,b
Fairfax India Holdings Corp., 144A, Reg S ................... India 235,500 1,801,575
IIFL Wealth Management Ltd. ............................ India 173,100 2,134,877
3,936,452
Chemicals 2.3%
a
Hexpol AB ........................................... Sweden 232,100 2,043,928
a
Commercial Services & Supplies 14.1%
b
Biffa plc, 144A, Reg S .................................. United Kingdom 1,303,079 3,648,903
a
Elis SA ............................................. France 178,660 1,959,427
K-Bro Linen, Inc. ...................................... Canada 112,100 2,356,103
a
Loomis AB .......................................... Sweden 112,636 2,514,821
b
Prosegur Cash SA, 144A, Reg S .......................... Spain 2,429,800 1,879,720
12,358,974
Distributors 1.5%
Headlam Group plc .................................... United Kingdom 379,488 1,307,576
Diversified Consumer Services 2.0%
Park Lawn Corp. ...................................... Canada 83,700 1,765,478
Diversified Telecommunication Services 4.0%
a
Liberty Latin America Ltd., A ............................. Chile 358,300 3,511,340
a
Electrical Equipment 1.9%
Somfy SA ........................................... France 12,085 1,683,273
Entertainment 3.2%
CTS Eventim AG & Co. KGaA ............................ Germany 63,300 2,805,803
Equity Real Estate Investment Trusts (REITs) 0.7%
Lar Espana Real Estate Socimi SA ........................ Spain 181,510 647,178
Food & Staples Retailing 4.5%
Total Produce plc ..................................... Ireland 2,985,277 3,905,207
Food Products 6.2%
a
Cloetta AB, B ........................................ Sweden 499,636 1,174,202
Devro plc ........................................... United Kingdom 637,100 1,246,154
Orion Corp. .......................................... South Korea 31,500 3,013,298
5,433,654
Health Care Providers & Services 6.4%
BML, Inc. ........................................... Japan 105,100 2,954,543
Solasto Corp. ........................................ Japan 219,200 2,675,543
5,630,086
Household Durables 2.3%
SEB SA ............................................ France 12,400 2,015,079
Insurance 7.3%
a
Arch Capital Group Ltd. ................................. United States 98,721 2,982,362
Fairfax Financial Holdings Ltd. ........................... Canada 6,100 1,603,711
RenaissanceRe Holdings Ltd. ............................ United States 11,000 1,778,920
6,364,993

Franklin Global Trust
Statement of Investments (unaudited)
Franklin International Small Cap Fund
(continued)
See Notes to Statements of Investments. Quaterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Internet & Direct Marketing Retail 1.6%
b
Dustin Group AB, 144A, Reg S ........................... Sweden 226,351 $ 1,439,332
IT Services 3.3%
TravelSky Technology Ltd., H ............................ China 1,384,900 2,919,339
Machinery 3.4%
Trifast plc ........................................... United Kingdom 1,008,400 1,580,540
Zardoya Otis SA ...................................... Spain 224,108 1,369,009
2,949,549
Marine 1.7%
Clarkson plc ......................................... United Kingdom 58,594 1,525,967
Media 0.6%
Hyve Group plc ....................................... United Kingdom 782,221 516,534
Pharmaceuticals 4.2%
Haw Par Corp. Ltd. .................................... Singapore 270,700 1,858,677
Recordati Industria Chimica e Farmaceutica SpA .............. Italy 34,700 1,798,931
3,657,608
Real Estate Management & Development 7.2%
a
Foxtons Group plc ..................................... United Kingdom 2,065,800 909,817
Hang Lung Group Ltd. .................................. Hong Kong 580,800 1,289,258
a
LSL Property Services plc ............................... United Kingdom 383,500 1,018,372
c
Shurgard Self Storage SA ............................... Belgium 73,400 3,129,661
6,347,108
Software 4.1%
Hansen Technologies Ltd. ............................... Australia 1,278,064 3,551,091
Specialty Retail 0.5%
JUMBO SA .......................................... Greece 30,100 421,874
Trading Companies & Distributors 2.4%
IMCD NV ........................................... Netherlands 17,900 2,071,675
Transportation Infrastructure 1.1%
a
Grupo Aeroportuario del Sureste SAB de CV, ADR ............ Mexico 8,100 934,335
a
Total Common Stocks (Cost $91,825,266) ......................................
82,675,437
Short Term Investments 4.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 3.4%
National Bank of Canada, 0.05%, 11/02/20 ..................
United States 3,000,000 3,000,000
Total Time Deposits (Cost $3,000,000) .........................................
3,000,000
Investments from Cash Collateral Received for
Loaned Securities 1.2%
Shares
Money Market Funds 0.9%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 811,000 811,000

Franklin Global Trust
Statement of Investments (unaudited)
Franklin International Small Cap Fund
(continued)
Quaterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 19 .
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.3%
f
Joint Repurchase Agreement, BNP Paribas SA, 0.07%, 11/02/20
(Maturity Value $202,765)
Collateralized by U.S. Treasury Bonds, 6.875% - 8.125%, 5/15/21 -
8/15/25; U.S. Treasury Notes, 0.25% - 3%, 2/15/21 - 9/30/25; U.S.
Treasury Note, Index Linked, 1.125%, 1/15/21; and U.S. Treasury
Bill, Discount Note, 3/25/21 (valued at $206,820) ............ 202,764 $ 202,764
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,013,764) ............................................................
1,013,764
Total Short Term Investments (Cost $4,013,764 ) .................................
4,013,764
a
Total Investments (Cost $95,839,030) 99.0% ....................................
$86,689,201
Other Assets, less Liabilities 1.0% .............................................
880,116
Net Assets 100.0% ...........................................................
$87,569,317
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2020, the aggregate value of these securities was $8,769,530, representing 10.0% of net assets.
c
A portion or all of the security is on loan at October 31, 2020.
d
See Note 7 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2020, all repurchase agreements had been entered into on that date.

Franklin Global Trust
Statement of Investments (unaudited), October 31, 2020
Franklin International Growth Fund
See Notes to Statements of Investments. Quaterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.8%
Aerospace & Defense 3.0%
MTU Aero Engines AG ................................. Germany 395,000 $ 67,511,031
Air Freight & Logistics 3.9%
DSV PANALPINA A/S .................................. Denmark 550,000 89,228,635
Banks 5.0%
a
FinecoBank Banca Fineco SpA ........................... Italy 5,230,000 71,804,167
KBC Group NV ....................................... Belgium 855,000 42,241,009
114,045,176
Biotechnology 5.7%
CSL Ltd. ............................................ Australia 340,000 68,835,498
a
Genmab A/S ......................................... Denmark 184,000 61,457,730
130,293,228
Capital Markets 4.9%
Deutsche Boerse AG ................................... Germany 395,000 58,202,159
Intermediate Capital Group plc ........................... United Kingdom 3,556,000 54,007,025
112,209,184
Chemicals 9.1%
Koninklijke DSM NV ................................... Netherlands 470,000 75,162,687
Symrise AG ......................................... Germany 540,000 66,584,770
Umicore SA ......................................... Belgium 1,740,000 67,076,429
208,823,886
Diversified Consumer Services 3.1%
a
TAL Education Group, ADR .............................. China 1,050,000 69,783,000
a
Diversified Telecommunication Services 2.5%
b
Cellnex Telecom SA, 144A, Reg S ......................... Spain 904,735 58,073,304
Entertainment 2.3%
CTS Eventim AG & Co. KGaA ............................ Germany 1,210,000 53,633,829
Health Care Equipment & Supplies 10.8%
a
Alcon, Inc. ........................................... Switzerland 1,030,000 58,549,182
Cochlear Ltd. ........................................ Australia 498,000 74,329,188
GN Store Nord A/S .................................... Denmark 1,150,000 82,792,701
a
LivaNova plc ......................................... United States 635,000 31,965,900
247,636,971
Internet & Direct Marketing Retail 6.6%
a
boohoo Group plc ..................................... United Kingdom 19,400,000 67,983,395
a
MercadoLibre , Inc. .................................... Argentina 68,000 82,555,400
150,538,795
IT Services 11.1%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 45,000 75,630,234
Amadeus IT Group SA ................................. Spain 950,860 45,302,887
a
Keywords Studios plc .................................. Ireland 2,750,000 75,376,417
a
Shopify, Inc., A ....................................... Canada 62,000 57,376,660
253,686,198
Media 5.5%
a,b
Ascential plc, 144A, Reg S .............................. United Kingdom 12,000,000 42,970,293
CyberAgent , Inc. ...................................... Japan 1,305,000 82,074,491
125,044,784
Pharmaceuticals 3.0%
Hikma Pharmaceuticals plc .............................. Jordan 2,100,000 68,270,437

Franklin Global Trust
Statement of Investments (unaudited)
Franklin International Growth Fund
(continued)
Quaterly Statement of Investments See Notes to Statements of Investments.

See A bbreviatio ns on page 19 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 3.0%
Experian plc ......................................... United Kingdom 1,850,000 $ 67,764,867
Semiconductors & Semiconductor Equipment 3.0%
ASML Holding NV ..................................... Netherlands 190,000 68,739,638
Software 10.4%
AVEVA Group plc ..................................... United Kingdom 1,080,000 59,941,508
a
CyberArk Software Ltd. ................................. United States 700,000 69,405,000
Sage Group plc (The) .................................. United Kingdom 6,700,000 55,120,708
SAP SE ............................................ Germany 500,000 53,340,031
237,807,247
Trading Companies & Distributors 2.9%
a
Ferguson plc ......................................... United States 660,000 65,544,253
a
Total Common Stocks (Cost $1,710,906,261) ....................................
2,188,634,463
Short Term Investments 4.2%
a a
Country Shares
a
Value
a
Money Market Funds 4.2%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 96,717,442 96,717,442
Total Money Market Funds (Cost $96,717,442) ..................................
96,717,442
Total Short Term Investments (Cost $96,717,442 ) ................................
96,717,442
a
Total Investments (Cost $1,807,623,703) 100.0% ................................
$2,285,351,905
Other Assets, less Liabilities (0.0)%
†
...........................................
(130,694)
Net Assets 100.0% ...........................................................
$2,285,221,211
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2020, the aggregate value of these securities was $176,673,831, representing 7.7% of net assets.
c
See Note 7 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust

Quaterly Statement of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statement of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At October 31, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
2. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statement of Investments
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Funds and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
Franklin Emerging Market Debt Opportunities Fund – Forwards and VRI
4. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6. Restricted Securities
At October 31, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
.
Principal
Amount * /
Shares /
Warrants / Units Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund
193,625 Astana Finance JSC, GDR, 144A ................ 5/22/15 $ — $ —
136,566 Astana Finance JSC, Secured Note, 144A, 0%, 12/22/24 5/22/15 — 1,366
4,424,861 Global Distressed Alpha Fund III LP .............. 10/11/12 - 1/22/16 4,600,000 —
689,379 Global Distressed Alpha Fund III LP, PIK, 12%, Perpetual 12/28/16 - 6/30/20 689,376 367,886
55,882,058
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 429,249 —
5,561,052
a
K2016470219 South Africa Ltd., B ............... 2/01/17 4,129 —
4,250,000 DEM NK Debt Corp. (The), 144A, Zero Cpn ., 3/12/20 ..... 6/19/07 - 10/14/08 723,263 —
2,000,000 CHF NK Debt Corp. (The), Reg S, Zero Cpn ., 3/12/20 .... 6/17/11 388,830 —
18,000,000 DEM NK Debt Corp. (The), Reg S, Zero Cpn ., 3/12/20 .... 1/25/11 – 6/06/11 2,023,664 —
3. Derivative Financial Instruments
(continued)

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statement of Investments
7. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended October 31, 2020, investments in affiliated management investment companies were as follows:
Principal
Amount*/
Shares/
Warrants/Units Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund (continued)
8,000,000
Sphynx Capital Markets PCC (National Investment Bank of
Ghana), PTN, Secured Note, Reg S, Zero Cpn ., 2/05/09 10/12/09 - 10/13/11 $ 3,100,000 $ —
925,920 Venezuela Government, Oil Value Recovery, 4/15/20 . 5/30/06 – 10/30/15 17,796,506 1,044,168
Total Restricted Securities (Value is 1.35% of Net Assets) ............. $29,755,017 $1,413,420
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $
–
as of October 31, 2020.
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $4,131,221 $23,979,674 $(25,616,317) $— $— $2,494,578 2,494,578 $—
Total Affiliated Securities .... $4,131,221 $23,979,674 $(25,616,317) $— $— $2,494,578 $—
Franklin International Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $79,852,720 $142,791,149 $(125,926,427) $— $— $96,717,442 96,717,442 $3
Total Affiliated Securities .... $79,852,720 $142,791,149 $(125,926,427) $— $— $96,717,442 $3
Franklin International Small Cap Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $96,000 $1,296,000 $(581,000) $ — $ — $811,000 811,000 $—
Total Affiliated Securities .... $96,000 $1,296,000 $(581,000) $— $— $811,000 $—
6. Restricted Securities
(continued)

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statement of Investments
8. Investments in Alternative Strategies (FT) Ltd. (FT Subsidiary)
Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At October 31, 2020, the FT Subsidiary investments as well as any other assets and liabilities of the
FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At October 31, 2020, the net assets of the
FT Subsidiary were $1,412,054, representing 1.4% of the Fund’s consolidated net assets. The Fund’s investment in the FT
Subsidiary is limited to 25% of consolidated assets.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Warrants :
Diversified Financial Services ............. — 1,738,860 1,044,168
a
2,783,028
Quasi-Sovereign Bonds ................... — 9,596,597 1,366
a
9,597,963
Corporate Bonds :
Banks ............................... — 1,335,402 — 1,335,402
Capital Markets ........................ — 980,000 — 980,000
Construction & Engineering ............... — 1,022,500 — 1,022,500
Food Products ........................ — 3,900,000 — 3,900,000
Multiline Retail ........................ — — 6,659
a
6,659
Oil, Gas & Consumable Fuels ............. — 3,548,581 — 3,548,581
Loan Participations and Assignments ......... — 3,231,178 367,886
a
3,599,064
Foreign Government and Agency Securities .... — 70,792,258 — 70,792,258
Private Limited Partnership Funds ............ — — —
a
—
Short Term Investments ................... 2,494,578 2,237,462 — 4,732,040
Total Investments in Securities ........... $2,494,578 $98,382,838 $1,420,079 $102,297,495
Other Financial Instruments:
Restricted Currency (ARS) ................. $ — $ — $ 202,200 $ 202,200
Total Other Financial Instruments ......... $— $— $202,200 $202,200

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statement of Investments
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund (continued)
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ — 36,949 — 36,949
$— $— $— $—
Franklin International Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 67,511,031 $ — $ 67,511,031
Air Freight & Logistics ................... — 89,228,635 — 89,228,635
Banks ............................... — 114,045,176 — 114,045,176
Biotechnology ......................... — 130,293,228 — 130,293,228
Capital Markets ........................ — 112,209,184 — 112,209,184
Chemicals ........................... — 208,823,886 — 208,823,886
Diversified Consumer Services ............ 69,783,000 — — 69,783,000
Diversified Telecommunication Services ..... — 58,073,304 — 58,073,304
Entertainment ......................... — 53,633,829 — 53,633,829
Health Care Equipment & Supplies ......... 31,965,900 215,671,071 — 247,636,971
Internet & Direct Marketing Retail .......... 82,555,400 67,983,395 — 150,538,795
IT Services ........................... 132,753,077 120,933,121 — 253,686,198
Media ............................... — 125,044,784 — 125,044,784
Pharmaceuticals ....................... — 68,270,437 — 68,270,437
Professional Services ................... — 67,764,867 — 67,764,867
Semiconductors & Semiconductor Equipment . — 68,739,638 — 68,739,638
Software ............................. 69,405,000 168,402,247 — 237,807,247
Trading Companies & Distributors .......... — 65,544,253 — 65,544,253
Short Term Investments ................... 96,717,442 — — 96,717,442
Total Investments in Securities ........... $483,179,819 $1,802,172,086 $— $2,285,351,905
Franklin International Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... — 2,932,004 — 2,932,004
Capital Markets ........................ 1,801,575 2,134,877 — 3,936,452
Chemicals ........................... — 2,043,928 — 2,043,928
Commercial Services & Supplies ........... 4,870,924 7,488,050 — 12,358,974
Distributors ........................... 1,307,576 — — 1,307,576
Diversified Consumer Services ............ 1,765,478 — — 1,765,478
Diversified Telecommunication Services ..... 3,511,340 — — 3,511,340
Electrical Equipment .................... 1,683,273 — — 1,683,273
Entertainment ......................... — 2,805,803 — 2,805,803
Equity Real Estate Investment Trusts (REITs) . — 647,178 — 647,178
Food & Staples Retailing ................. 3,905,207 — — 3,905,207
Food Products ........................ 1,246,154 4,187,500 — 5,433,654
Health Care Providers & Services .......... — 5,630,086 — 5,630,086
Household Durables .................... — 2,015,079 — 2,015,079
Insurance ............................ 6,364,993 — — 6,364,993
Internet & Direct Marketing Retail .......... — 1,439,332 — 1,439,332
IT Services ........................... — 2,919,339 — 2,919,339
Machinery ............................ 1,580,540 1,369,009 — 2,949,549
Marine .............................. — 1,525,967 — 1,525,967
Media ............................... — 516,534 — 516,534
Pharmaceuticals ....................... — 3,657,608 — 3,657,608
Real Estate Management & Development .... 1,928,189 4,418,919 — 6,347,108
Software ............................. — 3,551,091 — 3,551,091
Specialty Retail ........................ — 421,874 — 421,874
9. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statement of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2020, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2020, are as follows:
Level 1 Level 2 Level 3 Total
Franklin International Small Cap Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Trading Companies & Distributors .......... $ — $ 2,071,675 $ — $ 2,071,675
Transportation Infrastructure .............. 934,335 — — 934,335
Short Term Investments ................... 811,000 3,202,764 — 4,013,764
Total Investments in Securities ........... $31,710,584 $54,978,617 $— $86,689,201
a
Includes securities determined to have no value at October 31, 2020.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
a
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified Financial
Services ........ $ —
b
$ — $ — $ — $ — $ — $ — $ — $ —
b
$ —
Multiline Retail ...... —
b
— — — — — — — —
b
—
Warrants :
Diversified Financial
Services ........ 1,534,950 — (31,000) — — — (3,284,750) 2,824,968 1,044,168 (312,532)
Private Limited Partnership
Funds :
Capital Markets ..... —
b
— — — — — — — —
b
—
Quasi-Sovereign Bonds . 8,932,540
b
— (11,570,005) — — — 1,372,260 1,266,571 1,366
b
—
Corporate Bonds :
Multiline Retail ...... 6,659
b
— — — — (126,639) — 126,639 6,659
b
126,139
Loan Participations and
Assignments ....... 672,864
b
— — — — 20,079 — (325,057) 367,886
b
(325,057)
Total Investments in Securities . $11,147,013 $— $(11,601,005) $— $— $(106,560) $(1,912,490) $3,893,121 $1,420,079 $(511,450)
Other Financial Instruments:
Restricted Currency (ARS)
$252,873 $— $— $— $— $— $— $(50,673) $202,200 $(50,673)
a
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
b
Includes securities determined to have no value.
9. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statement of Investments
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Franklin Emerging Markets Debt Opportunities Fund
Assets:
Investments in Securities:
Corporate Bonds:
Loan Participations and
Assignments
........
$367,886 Recovery value Weighted probability
of cash flow
$3.6 mil Increase
 b
Discount rate 25.0% Decrease
 b
Warrants:
Diversified Financial
Services
...........
1,044,168 Market comparables Implied recovery 7.2% Increase
c
Other Financial
Instruments:
Restricted Currency
(
ARS
)
202,200 Market comparables Implied foreign
exchange rate
156.54 ARS/USD Decrease
 b
All other
............
8,025
f, g
Total
...............
$1,622,279
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value but not net assets.
c
Represents a significant impact to fair value and net assets.
d
Includes securities determined to have no value at October 31, 2020.
e
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
9. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Statements of Investments (unaudited)

Quaterly Statement of Investments
Abbreviations
Counterparty
RBCCM
Royal Bank of Canada
Selected Portfolio
ADR
American Depositary Receipt
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FRN
Floating Rate Note
GDP
Gross Domestic Product
GDR
Global Depositary Receipt
PIK
Payment-In-Kind
PTN
Pass-through Note
T-Note
Treasury Note
VRI
Value Recovery Instrument
Currency
BYN
Belarusian Ruble
CHF
Swiss Franc
DEM
Deutsche Mark
DOP
Dominican Peso
EGP
Egyptian Pound
GEL
Georgian Lari
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
JPY
Japanese Yen
KZT
Kazakhstani Tenge
MXN
Mexican Peso
TRY
Turkish Lira
UYU
Uruguayan Peso
ZAR
South African Rand
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.